Average Annual Total Returns - First Trust Dorsey Wright Momentum and Value ETF	First Trust Dorsey Wright Momentum and Value ETF 1 Year	First Trust Dorsey Wright Momentum and Value ETF Since Inception	First Trust Dorsey Wright Momentum and Value ETF Inception Date	First Trust Dorsey Wright Momentum and Value ETF After tax on distributions 1 Year	First Trust Dorsey Wright Momentum and Value ETF After tax on distributions Since Inception	First Trust Dorsey Wright Momentum and Value ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright Momentum and Value ETF After tax on distributions and sale of fund shares Since Inception	Dorsey Wright Momentum Plus Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dorsey Wright Momentum Plus Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(7.11%)	(2.82%)	Sep. 05, 2018	(7.74%)	(3.50%)	(4.28%)	(2.44%)	(6.71%)	(2.27%)	18.40%	14.16%